Share-based payments	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Share-based payments
24. Share-based payments
The Company has two share-based incentive plans: the 2006 Incentive Award Plan adopted on June 1, 2006, as amended and restated in February 2009, September 2011 and September 2013 (which has expired) the “2006 Incentive Award Plan”, and the 2016 Incentive Award Plan effective from September 27, 2016, as amended and restated in September 2018 (the “2016 Incentive Award Plan”) (collectively referred to as the “Plans”). All the Plans are equity settled. Under the Plans, share-based options and RSUs may be granted to eligible participants. Options are generally granted for a term of ten years. Options and RSUs have a graded vesting period of up to four years. The Company settles employee share-based options and RSU exercises with newly issued ordinary shares. As at March 31, 2022, the Company had 3,317,713 ordinary shares available for future grants.
Share-based compensation expense during the years ended March 31, 2022, 2021 and 2020 is as follows:

	Year ended March 31,
	2022		2021		2020
Share-based compensation expense recorded in:	$		$		$
Cost of revenue		5,155		4,890		4,589
Selling and marketing expenses		4,948		4,327		4,789
General and administrative expenses		34,062		29,013		28,142

Total share-based compensation expense		$44,165		$38,230		$37,520

Upon exercise of RSUs, the Company issued 547,704, 768,563 and 780,420 shares during the years ended March 31, 2022, 2021 and 2020, respectively.
Restricted share units
The 2006 Incentive Award Plan and the 2016 Incentive Award Plan also allow for the grant of RSUs. Each RSU represents the right to receive one ordinary share and vests over a period of up to three years.

(i)
Movements in the number of RSUs dependent on
non-market
performance condition outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follow:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2020	884,590	$44.07	$38,020
Granted	362,795	43.26
Exercised	(304,822)	42.14
Forfeited	(18,514)	51.26

Outstanding as at March 31, 2021	924,049	$44.25	$66,938
Granted	295,441	74.14
Exercised	(293,769)	47.24
Forfeited	(40,264)	56.52

Outstanding as at March 31, 2022	885,457	$52.67	$75,698
RSUs exercisable	488,608	$45.53	$41,771

The fair value of RSUs is generally the market price of the Company’s shares on the date of grant. As at March 31, 2022, there was $8,397 of unrecognized compensation cost related to unvested RSUs. This amount is expected to be recognized over a weighted average period of 2.7 years. To the extent the actual forfeiture rate is different than what the Company has anticipated, share-based compensation expense related to these RSUs will be different from the Company’s expectations.
The weighted average grant date fair value of RSUs granted during the year ended March 31, 2022, 2021 and 2020 was $74.14, $43.26, and $56.23, per ADS, respectively. The aggregate intrinsic value of RSUs exercised during the year ended March 31, 2022, 2021 and 2020 was $23,194, $20,354, and $26,522, respectively. The total grant date fair value of RSUs vested during the year ended March 31, 2022, 2021 and 2020 was $18,240, $15,912, and $16,213, respectively.
The weighted average share price of RSU exercised during the year ended March 31, 2022, 2021 and 2020 was $78.95, $66.77, and $61.03, respectively.

(ii)
The 2006 Incentive Award Plan and the 2016 Incentive Award Plan also allow for the grant of RSUs based on the market price of the Company’s shares achieving a specified target over a period of time. The fair value of market-based share awards is determined using Monte-Carlo simulation.

Movements in the number of RSUs dependent on market performance condition outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follows:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2020	198,990	$13.09	$7,908
Granted	—	—
Exercised	(123,345)	12.62
Forfeited	—	—
Lapsed	—	—

Outstanding as at March 31, 2021	75,645	$14.10	$5,480
Granted	—
Exercised	(16,245)	13.39
Forfeited	—
Lapsed	—

Outstanding as at March 31, 2022	59,400	14.30	$5,078
RSUs exercisable	59,400	$14.30	$5,078
On March 15, 2017, the Company modified the vesting period in respect of the RSUs as follows:

a.	for RSUs granted in April 2014, the vesting date has been extended to the fifth anniversary of the grant date (i.e. April 2019)

b.	for RSUs granted in April 2015, the vesting date has been extended to the fourth anniversary of the grant date (i.e. April 2019)

c.	for RSUs granted in April 2016, the vesting date has been extended to the fourth anniversary of the grant date (i.e. April 2020)
Subsequent vesting of RSUs for each of the remaining years would be subject to continued employment.

The incremental fair value was determined using Monte-Carlo simulation by reference to the difference between fair value of original RSUs as at modification date and the fair value of modified RSUs as at modification date. The additional cost as a result of such modification in respect of modified share awards amounted to $1,185. The additional cost is spread over the period from the modification date until the vesting date of the modified award, which differs from the vesting date of the original award. The incremental cost recognized in the current year
(March 31, 2021:
$3
)
in respect of such modified share awards amounted to $Nil.
The aggregate intrinsic value of RSUs exercised during the year ended March 31, 2022, 2021 and 2020 was $1,205, $8,973, and $285, respectively. The weighted average share price of RSU exercised during the year ended March 31, 2022, 2021 and 2020 was $74.18, $72.75, and $56.97, respectively.
As at March 31, 2022, there was $Nil of unrecognized compensation cost related to unvested market based RSUs. The weighted average grant date fair value of the RSUs granted during the years ended March 31, 2022, 2021 and 2020 was $Nil.

(iii)	RSUs related to total shareholder’s return (“TSR”)
Movements in the number of RSUs linked to the TSR condition outstanding under the 2016 Incentive Award Plan and their related weighted average fair values are as follows:

	Shares	Weighted Average fair value	Aggregate Intrinsic value
Outstanding as at March 31, 2020	533,253	$51.07	$22,919
Granted	314,771	35.22
Exercised	(19,039)	36.52
Forfeited	(2,775)	34.53
Lapsed	—	—

Outstanding as at March 31, 2021	826,210	$45.45	$59,851
Granted	154,110	78.80
Exercised	(15,209)	50.22
Forfeited	(15,111)	38.70
Lapsed	(50,550)	57.20

Outstanding as at March 31, 2022	899,450	50.53	76,894
RSUs exercisable	268,777	$42.92	$22,978
During the year ended March 31, 2022, the Company issued 154,110 RSUs (March 31, 2021: 314,771 RSUs) to certain employees. The conditions for the vesting of these RSUs are linked to the TSR of the Company in addition to the condition of continued employment with the Company through the applicable vesting period.
The performance of these RSUs shall be assessed based on the TSR of the custom peer group (based on percentile rank) and the industry index (based on outperformance rank). The RSUs granted with the TSR condition shall vest on the third anniversary of the grant date, subject to the participant’s continued employment with the Company through the applicable vesting date and achievement of the specified conditions of stock performance and TSR parameters.
The fair value of these RSUs is determined using Monte-Carlo simulation. The weighted average grant date fair value of RSUs granted during the year ended March 31, 2022, 2021 and 2020 was $78.80, $35.22 and $63.10, per ADS, respectively. The stock compensation expense charged during the year ended March 31, 2022 was $5,892 (March 31, 2021: $5,213). As at March 31, 2022, there was $6,405 of unrecognized compensation cost related to these RSUs. This amount is expected to be recognized over a weighted average period of 1.9 years. The total grant date fair value of these RSUs vested during the year ended March 31, 2022, 2021 and 2020 was $5,338,
$
7,651, and $Nil, respectively.
The aggregate intrinsic value of RSUs exercised during the year ended March 31, 2022, 2021 and 2020 was $1,201, $1,413, and $Nil, respectively. The weighted average share price of RSU exercised during the year ended March 31, 2022, 2021 and 2020 was $78.97, $74.20, and $Nil, respectively.

Performance share units
The 2006 Incentive Award Plan and 2016 Incentive Award Plan also allow for grant of performance share units (“PSUs”). Each PSU represents the right to receive one ordinary share based on the Company’s performance against specified non-market
performance conditions and vests over a period of three years.
Movements in the number of PSUs outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follow:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2020	911,518	$36.67	$39,176
Granted	193,249	68.05
Exercised	(321,357)	30.36
Forfeited	(12,121)	53.38

Outstanding as at March 31, 2021	771,289	$43.21	$55,870
Granted	275,245	73.46
Exercised	(192,053)	35.65
Forfeited	(16,173)	60.58

Outstanding as at March 31, 2022	838,308	49.19	71,667
PSUs exercisable	341,072	$38.64	$29,158
The fair value of PSUs is generally the market price of the Company’s shares on the date of grant, and assumes that performance targets will be achieved. As at March 31, 2022, there was $9,763 of unrecognized compensation costs related to unvested PSUs, net of forfeitures. This amount is expected to be recognized over a weighted average period of 1.6 years. Over the performance period, the number of shares that will be issued will be adjusted upward or downward based upon the probability of achievement of the performance targets. The ultimate number of shares issued and the related compensation cost recognized as expense will be based on a comparison of the final performance metrics to the specified targets.
The weighted average grant date fair value of PSUs granted during the years ended March 31, 2022, 2021 and 2020 was $73,46, $68.05, and $52.14, per ADS, respectively. The aggregate intrinsic value of PSUs exercised during the year ended March 31, 2022, 2021 and 2020 was $14,958, $22,207 and $20,333, respectively. The total grant date fair value of PSUs vested during the year ended March 31, 2022, 2021 and 2020 was $13,599, $13,049 and $10,154 respectively.
The weighted average share price of PSU exercised during the year ended March 31, 2022, 2021 and 2020 was $77.89, $69.10 and $59.65, respectively.
BBBEE program in South Africa
The Company’s South African subsidiary has issued share appreciation rights to certain employees to be settled with the Company’s shares. As part of the settlement, the Company granted 1,135 RSUs during the year ended March 31, 2022 and 11,400 and 1,850
RSUs during the year ended March 31, 2021 which shall vest on the second anniversary, nine months and third anniversary, respectively, from the grant date. During the years ended March 31, 2020, 2019 and 2018, the Company granted
 3,365, 14,250 and 32,050 RSUs, which
shall vest on the fourth, third and fourth
anniversaries, respectively, from the grant date, subject to such grantee’s continued employment with the Company through the applicable vesting date. The grant date fair value was estimated using a binomial lattice model.
The total stock compensation expense in relation to these RSUs was $3,483 to be amortized over the vesting period of four years. The stock compensation expense charged during the years ended March 31, 2022 and 2021 was $324 and $871, respectively.